Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Inventories	$ 1,693	$ 1,559
Lubricants [Member]
Inventories [Abstract]
Inventories	$ 1,693	$ 1,559